UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-04010

OCM Mutual Fund

2600 Kitty Hawk Road

Suite 119

Livermore, CA 94551

(Address of principal executive offices)

OCM Mutual Fund

Attn: Greg Orrell

2600 Kitty Hawk Road

Suite 119

Livermore, CA 94551

(Name and address of agent for service)

Registrant's telephone number, including area code: (925) 455-0802

Date of fiscal year end: November 30

Date of reporting period: July 1, 2022 through June 30, 2023

Item 1. Proxy Voting Record

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management

Westhaven Gold Corp.	WHN CN	960350957	7/7/2022	1. Set number of directors at 5; 2.1-2.5. Elect	Company	Yes	For	For
				directors; 3. Appoint Smythe LLP as auditors,
				directors to fix their remuneration; 4. Consider if
				deemed advisable, pass ordinary resolution of
				disinterested shareholders of the Company; 5.
				Transact any other business that may properly
				come before the meeting.

Royal Road Minerals Ltd.	RYR CN	G76828956	8/31/2022	1.1-1.6 Elect directors; 2. Appoint Clearhouse LLP	Company	Yes	For	For
				as auditors, directors to fix their remuneration;
				3. Approve and adopt the new stock option plan.

Andean Precious Metals Corp.	APM CN	03349X952	9/8/22	1.Set number of directors at six; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint KPMG LLP as auditors,
				directors to fix their remuneration; 4. Approve the
				LTIP resolutions, Approval of the Omnibus Plan.

Perseus Mining Ltd.	PRU AU	B02FBC1	11/22/22	1. Adoption of remuneration report; 2-3. re-elect	Company	Yes	For	For
				Messrs. S. Harvey and J. McGloin as directors;
				4. Approval of issue performance rights to
				Mr. Quartermaine; 5. Non-executive director's
				fees.

Black Cat Syndicate Ltd.	BC8 AU	BFX28Y7	11/24/22	1. Adoption of remuneration report; 2. re-elect	Company	Yes	For	For
				director, Tony Polglaser; 3. Approval of 7.1A
				Mandate; 4. Approval to issue incentive rights to
				director, Gareth Solly; 5. Amendment to
				Constitution; 6. Renewal of proportional takeover
				provisions in the Constitution.

Emerald Resources N.L.	EMR AU	6107381	11/24/22	1. Adoption of remuneration report;	Company	Yes	For	For
				2-3. Election of directors Jay Hughes & Michael Bowen;
				4. Re-election of Ross Stanley; 5. Issue of options
				to director, Michael Evans; 6. Increase in
				aggregate non-executive director fee pool.

Rio2 Ltd.	RIO CN	767217953	12/14/22	1. Set number of directors at six; 2.1-2.6. Elect	Company	Yes	For	For
				directors 3. Appoint Grant Thornton LLP as
				auditors, directors to fix their remuneration;
				If thought fit, pass resolution to re-approve the
				Company's 10% "rolling" stock option plan.

Paramount Gold Nevada Corp.	PZG	69924M109	12/13/22	1.1-1.8 Elect directors; 2. Vote on ratification of	Company	Yes	For	For
				Moss Adams LLP as independent registered
				accountants.

Galway Metals, Inc.	GWM CN	364585208	12/14/22	1.1-1.F Elect directors; 2. Appoint Clearhouse LLP	Company	Yes	For	For
				as auditor, directors to fix their remuneration;
				3. Pass resolution approving incentive stock
				option plan for ensuing year; 4. If advisable pass
				special resolution authorizing directors to
				consolidate the issued and outstanding common
				shares of the Corporation on the basis of 1 post-
				consolidation common share for up to 3 pre-
				consolidation common share.

Benchmark Metals, Inc.	BNCH CN	08162A955	12/08/22	1. Set number of directors to be elected at 5;	Company	Yes	For	For
				2.1-2.5. Elect directors; 3. Appoint Manning Elliott
				LLP as auditors, directors to fix their remuneration
				4. Ratify and approve the existing stock option
				plan.

Thor Explorations Ltd.	THX CN	B413SZ6	12/16/22	1. Set number of directors at seven (7);	Company	Yes	For	For
				2.1-2.7. Elect directors; 3. Appoint
				BDO LLP as auditors, directors to fix
				their remuneration; 4. Approve the Company's
				proposed Omnibus Incentive plan.

Maritime Resources Corp.	MAE CN	57035U953	12/08/22	1. Set number of directors at five (5); 2.	Company	Yes	For	For
				Elect directors; 3. Appoint Davidson &
				Company LLP as auditors, directors to
				set their remuneration; 4. Subject to the
				TSX Venture Exchange acceptance, the
				Company's stock option plan is approved.

Pan American Silver Corp.	PAAS	697900108	01/31/23	1. Pass a resolution approving the	Company	Yes	For	For
				issuance of 156,923,287 common shares
				of Pan American Silver to acquire
				all of the issued and outstanding common
				shares of Yamana and Agnico Eagle will
				purchase Yamana's interest in the
				Canadian Malartic mine.

Minera Alamos, Inc.	MAI CN	60283L956	02/16/23	1.1-1.5 Elect directors; 2. Approve MNP	Company	Yes	For	For
				LLP as auditors, directors to fix their
				remuneration; 3. Re-approve stock option
				plan; 4. Re-approve restricted share unit
				Plan.

Mineros S.A.	MSA CN	BP0QM95	03/30/23	1. Approve meeting agenda; 2. Elect meeting	Company	Yes	For	For
				approval committee; 3. Approve management
				reports; 4. Present individual and consolidated
				financial statements; 5. Present auditor's report;
				6. Approve individual and consolidated financial
				statements; 7. Approve allocation of income;
				8. Advisory vote on directors; 9. Elect directors;
				10. Approve remuneration of directors;

Newmont Goldcorp Corp.	NEM	651639106	04/26/23	1a-1l. Elect directors; 2. Approval of advisory	Company	Yes	For	For
				resolution re: executive compensation; 3. Appointment
				of Ernst & Young as auditors; 4. Advisory
				vote on frequency of voters on executive
				compensation.

Wheaton Precious Metals Corp.	WPM CN	926879953	05/12/23	1.1-1.10 Elect directors; 2. Appoint Deloitte LLP	Company	Yes	For	For
				as auditors, directors to fix their remuneration;
				3. Non-binding resolution re: company's
				approach to executive compensation.

Endeavour Mining Corp.	EDV CN	G3040R950	05/11/23	1-10. Elect and re-elect directors; 11. Reappoint	Company	Yes	For	For
				BDO LLP as auditors; 12. Audit Committee to
				fix auditor's remuneration; 13. Make an
				amendment to directors' remuneration re: employer
				pension contribution; 14. Approve directors'
				remuneration report; 15. Authority to allot shares
				or grant rights for or to convert any securities
				into shares; 16. Authority to display pre-emption
				rights; 17. Additional authority to display pre-
				emption rights; 18. Authority to purchase own
				shares; 19. That a general meeting other than a
				annual meeting may be called on not less than
				14 clear day's notice.

Barrick Gold Corp.	GOLD	067901108	05/02/23	1. Elect directors; 2. Appoint PricewaterhouseCoopers LLP	Company	Yes	For	For
				as auditors, directors to fix their
				remuneration; 3. Advisory resolution re:
				executive compensation.

Dundee Precious Metals, Inc.	DPM CN	265269951	05/04/23	1A-1H. Elect directors; 2. Appoint PricewaterhouseCoopers LLP	Company	Yes	For	For
				as auditor, directors to fix their
				remuneration; 3. If appropriate, pass a non-binding
				resolution accepting company's approach to
				executive compensation.

Pan American Silver Corp.	PAAS	697900108	05/10/23	1. Set number of directors at 11; 2. Elect	Company	Yes	For	For
				directors; 3. Appoint Deloitte LLP as auditors,
				directors to fix their remuneration; 4. Pass
				resolution re: executive compensation; 5.
				If appropriate, pass a resolution increasing
				maximum number of common shares of the
				Company that the Company is authorized to
				increase the capital needed.

Montage Gold Corp.	MAU CN	6117BL952	05/04/23	1. Appoint PricewaterhouseCoopers LLP as	Company	Yes	For	For
				auditors, directors to fix their remuneration;
				2. Fix the number of directors at 7; 3.1-3.7.
				Elect directors; 4. Approve Corporation's 2022
				stock option plan; 5. Transact such other
				business that is properly bought up before the
				meeting.

Lundin Gold, Inc.	LUG CN	550371959	05/15/23	1.1-1.9.Elect directors; 2. Appoint PricewaterhouseCoopers LLP	Company	Yes	For	For
				as auditors, directors to
				fix their remuneration; 3. To authorize and
				approve in a non-binding advisory manner the
				say on pay resolution.

Agnico Eagle Mines Ltd.	AEM	008474108	04/28/23	1. Elect directors; 2. Appoint Ernst & Young LLP	Company	Yes	For	For
				as auditors, directors to fix their remuneration;
				3. If deemed advisable, pass a non- binding
				resolution re: executive compensation.

Wheaton Precious Metals Corp.	WPM CN	926879953	05/12/23	1.1-1.10 Elect directors; 2. Appoint Deloitte LLP	Company	Yes	For	For
				as auditors, directors to fix their remuneration;
				3. Non-binding resolution re: executive
				compensation

i-80 Gold Corp.	IAU CN	44955L957	05/09/23	1. Set number of directors at 8; 2A-2H. Elect	Company	Yes	For	For
				directors; 3. Appoint Grant Thornton LLP as
				auditor, directors to fix their remuneration.

SSR Mining, Inc.	SSRM	784730103	05/25/23	1. Elect directors; 2. Approve (non-binding)	Company	Yes	For	For
				compensation for executive officers; 3. Appoint
				PricewaterhouseCoopers LLP as auditors for
				year ending 12/31/23.

AngloGold Ashanti Ltd. ADR	AU	035128206	05/15/23	1.1-1.3 re-election of directors Ferguson, Garner,	Company	Yes	For	For
				and Gasant; 2. Election of Ms. Doran; 3.1-3.5.
				Appointment of 5 directors to Audit and Risk
				Committee; 4. Re-appointment of PricewaterhouseCoopers LLP
				5. Authority for directors to allot and issue ordinary shares;
				6.1. Separate non-binding advisory resolution re:
				remuneration policy; 6.2. non-binding advisory
				endorsements of AngloGold's implementation
				report; 7. Remuneration of non-executive
				directors; 8. General authority to acquire
				Company's own shares; 9. General authority
				for directors to issue for cash, those ordinary
				shares which the directors are authorized to
				allot and issue in terms of ordinary resolution 5;
				10. General authority to provide financial
				assistance in terms of Sections 44 and 45 of the
				Companies Act (special resolution 4); 11.
				Directors' authority to implement special resolution

Alamos Gold, Inc.	AGI	011532108	05/15/23	1. Elect directors; 2. re-appoint KPMG LLP as	Company	For	For
				auditors, directors to fix their remuneration; 3.
				If deemed advisable, pass a resolution re:
				executive compensation

Wesdome Gold Mines Ltd.	WDO CN	95083R951	05/24/23	1. Elect directors; 2. Appoint Grant Thornton	Company	For	For
				LLP as auditor, directors to fix their remuneration;
				3. If advisable, pass a non-binding resolution
				re: executive compensation.

Jaguar Mining, Inc.	JAG CN	47009M954	06/02/23	1.1-1.6. Elect directors; 2. Appoint KPMG LLP	Company	Yes	For Kennedy,	For: 4 director
				as auditor, directors to fix their remuneration.			Miraglia,Ramnath	Against 3
							Oke.	directors
							Against Guenther
							Weng, Ellis

RTG Mining, Inc.	RTG AU	BM90D50	05/31/23	2. Approval of appointment of BDO LLP as	Company	Yes	For	For
				auditors, directors to fix their remuneration;
				3. Approval of additional capacity to issue shares
				under ASX listing rule 7.1A; 4. Approval to fix
				number of directors; 4A-4F. Elect directors.

G Mining Ventures Corp.	GMIN CN	36261G953	06/06/23	1.1-1.9 Elect directors; 2. Appoint PricewaterhouseCoopers LLP	Company	Yes	For	For
				as auditors, directors to fix their
				remuneration; 3. Amendment to Articles of Corp.
				to change registered from British Columbia to
				Quebec; 4. Ratification and approval of Corp.
				Omnibus equity incentive plan; 5. Ratification and
				approval of the awarding of DSUS and RSUS
				under the Corp. Omnibus equity incentive plan.

Calibre Mining Corp.	CXB CN	13000C951	06/14/23	1.1-1.9 Elect directors; 2. Appoint PricewaterhouseCoopers LLP	Company	Yes	For	For
				as auditors, directors to fix their remuneration.

Liberty Gold Corp.	LGD CN	53056H955	06/14/23	1A-1G. Elect directors; 2. Appoint PricewaterhouseCoopers LLP	Company	Yes	For	For
				as auditors, directors to fix their remuneration;
				3. Approve amendments to,
				and all unallocated entitlements under the
				Company's Amended and restated restricted
				stock plan; 4. Approve amendments re:
				amended and restated share unit plan; 5. Approve
				all unallocated entitlements under, the company's
				deferred share unit plan.

OceanaGold Corp.	OGC CN	675222954	06/15/23	1. Elect directors; 2. Appoint PricewaterhouseCoopers LLP	Company	Yes	For	For
				as auditors, directors to determine
				the auditor's compensation; 3. Approve the
				Company's approach to executive compensation.

Fortuna Silver Mines, Inc.	FVI CN	349915959	06/22/23	1. Set number of directors at eight; 2.1-2.8.	Company	Yes	For	For
				Elect directors; 3. Appoint KPMH LLP as auditors,
				directors to fix their remuneration; 4. If fit, pass
				pass an ordinary resolution approving the
				renewal of the corp. share unit plan and to
				approve the unallocated awards thereunder.

Orezone Gold Corp.	ORE CN	68616T950	6/15/2023	1. Set number of directors at eight; 2.1-2.8. Elect	Company	Yes	For	For
				directors; 3. Appoint Deloitte LLP as auditors.
				directors to fix their remuneration.

Aya Gold & Silver, Inc.	AYA CN	05466C950	6/15/2023	1.1-1.8 Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors, directors to fix their remuneration;
				3. On an advisory basis, shareholders accept
				company's approach to executive compensation.

B2Gold Corp.	BTO CN	11777Q951	6/23/2023	1. Set number of directors at 9; 2.1-2.9. Elect	Company	Yes	For	For
				directors; 3. Appoint PricewaterhouseCoopers
				LLP as auditors, directors to fix their remuneration
				4. Approve an increase to the aggregate number
				of common shares reserved under the company's
				restricted share unit plan by 5,000,000 common
				shares for a total of 30,000,000 shares; 5.
				Approve a non-binding resolution accepting
				the company's approach to executive compensation.

Superior Gold, Inc.	SGI CN	86816U957	6/26/2023	1. If thought advisable, Superior Gold and Catalyst	Company	Yes	For	For
				Metals Ltd. Are merging by a special resolution.

K92 Mining, Inc.	KNT CN	499113959	6/29/2023	1. Set number of directors at seven (7); 2A-2G.	Company	Yes	For	For
				Elect directors; 3. Appoint PricewaterhouseCoopers LLP
				as auditors, directors to fix their remuneration;
				4. Approve the adoption of their amended share
				compensation Plan of the Company

Angel Wing Metals, Inc.	AWM CN	346461072	6/29/2023	1. Set number of directors to five(5); 2A-2D.	Company	Yes	For	For
				Elect directors; 3. Re-appoint Kenway Mark
				Slusarchuk LLP as auditors, directors to fix
				their remuneration; 4. Re-approve stock option
				plan of the Corporation; 5. Approve amendment
				to consolidate the issued and outstanding shares
				of the Corp. On the basis of one (1) post-
				consolidation common share for every two (2)
				pre-consolidation common shares held by
				shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

/s/ Gregory M. Orrell

Gregory M. Orrell

President

August 9, 2023